Operating Leases - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturities of lease liabilities
2025	$ 1,519
2026	689
2027	506
2028	99
Total undiscounted lease payments	2,813
Less: imputed interest	(130)
Total lease liabilities	$ 2,683